Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net [Line Items]
Amortization of intangible assets	$ 13,813	$ 2,380,115
Cost of Sales [Member]
Intangible Assets, Net [Line Items]
Amortization of intangible assets	0	2,106,404
Operating Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization of intangible assets	$ 13,813	$ 273,711